UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Short-Term Bond Fund of America

[photo of a buoy attached to a rope hanging off a boat]

Semi-annual report for the six months ended February 29, 2008

Short-Term Bond Fund of AmericaSM seeks to provide current income while preserving capital with high-quality debt securities in a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2008 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime

Reflecting 2.50% maximum sales charge	2.05%	—	2.84%

The total annualized fund operating expense ratio for Class A shares as of the most recent fiscal period was 0.77%. This figure does not reflect a fee waiver or reimbursement currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser began waiving 10% of its management fees on October 2, 2006, and reimbursed other fees and expenses. Fund results shown reflect actual expenses, with the waiver and reimbursement applied. Fund results would have been lower without the waiver and reimbursement. Please see the Financial Highlights table on pages 18 to 21 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2008, reflecting the 2.50% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 3.24% (3.07% without the fee waiver and reimbursement).

Results for other share classes can be found on page 27.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Fellow shareholders:

[photo of a buoy]

We are pleased to present you with this semi-annual report for Short-Term Bond Fund of America. This report covers the fund’s results from September 1, 2007, through February 29, 2008, the midpoint of the fund’s current fiscal year.

For the first six months of the fiscal year, Short-Term Bond Fund of America produced a total return of 3.0%. This return includes monthly dividends paid by the fund, which totaled over 22 cents a share. Shareholders recorded an income return of 2.2% (4.4% annualized) and saw the value of their shares rise 8 cents.

In comparison, the fund’s peer group, as measured by the Lipper Short Investment Grade Debt Funds Average, returned 2.5%, while the unmanaged Lehman Brothers U.S. Government/Credit 1-3 Years ex. BBB Index, the fund’s primary benchmark, returned 5.7%. The better results of the index can be attributed to the greater number of Treasury bonds in that benchmark and the absence of management fees.

Over the first half of the fund’s fiscal year, the bond market faced immense pressure. The difficulties began with subprime-related mortgage-backed securities, which fell in value as the housing market bubble collapsed, then spread to many other fixed-income securities. The selloff, compounded when hedge funds were forced to sell to meet redemptions, exposed other weaknesses in the financial sector, reducing the value of related bonds. Other securities with sound fundamentals were swept up in the selling as well.

Throughout the six-month period, the fund continued to offer an investment option that bridged the gap between money market funds and intermediate bond funds, striving to provide a higher yield than a money market fund while still striving for a higher level of stability than intermediate-term bonds. The strength of our research efforts and our long-term experience in the bond markets allowed the fund to weather this turmoil with a sound foundation of Treasuries, federal agencies and high-quality investment-grade bond holdings in the portfolio.

[photo of water]

Net assets of the fund have risen to approximately $570 million, a 94% increase since the start of the fiscal year. This influx of capital has allowed the fund to take advantage of the market’s dislocations. We have selectively added to our AA- and A-rated securities that, according to our research, we believe were unjustifiably discounted in the market. We have also added to our mortgage-backed holdings, which are largely guaranteed by government-sponsored entities and were subjected to intense research into the pools of mortgages behind them.

We are encouraged by the fund’s progress during this particular six-month period. While it may be premature to say the worst of the market’s troubles are over, recent actions by the Federal Reserve to stabilize the financial markets are encouraging, and we remain optimistic about the near-term prospects of the fund.

We thank you for your support and interest in the fund and look forward to reporting to you again at the close of this fiscal year.

Cordially,

/s/ Paul G. Haaga Jr.
Paul G. Haaga Jr.
Vice Chairman of the Board

/s/ David A. Hoag
David A. Hoag
President

April 11, 2008

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, February 29, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Investment mix by security type	Percent of Net Assets
Bonds & notes of U.S. government & government agencies	23.0%
Mortgage-backed obligations	19.7
Asset-backed obligations	18.6
Corporate bonds & notes	12.1
Short-term securities & other assets less liabilities	26.6
[end pie chart]

Quality breakdown*	Percent of Net Assets
U.S. government obligations†	9.9%
Federal agencies	20.2
Aaa/AAA	30.7
Aa/AA	6.7
A/A	5.9
Short-term securities & other assets less liabilities	26.6
*Bond ratings reflect those of a credit rating agency; if ratings are not avaialble, they are assigned by the fund's investment analysts.
†These securities are backed by the full faith and credit of the United States government.

	Principal amount (000)	Market value (000)	Percent of net assets

Bonds & notes - 73.38%

Bonds & notes of U.S. government & government agencies - 22.98%
U.S. Treasury:
4.75% 2008	$ 5,000	$ 5,123
6.00% 2009	4,000	4,253
6.50% 2010	5,000	5,463
4.625% 2011	5,500	6,000
4.875% 2011	5,000	5,448
3.875% 2012	5,000	5,313
4.25% 2012	6,000	6,473
3.875% 2013	3,500	3,723
3.50%-13.25% 2008-2014	13,500	14,426	9.87%
Fannie Mae:
7.125% 2010	5,000	5,520
6.00% 2011	7,000	7,682
6.125% 2012	7,000	7,801
3.10%-5.50% 2008-2013	8,000	8,306	5.14
Freddie Mac:
5.25% 2009	4,000	4,147
5.25% 2011	7,000	7,533
5.875% 2011	4,000	4,327
4.75% 2012	5,000	5,310
4.875%-4.90% 2008	5,000	5,076	4.63
Federal Home Loan Bank:
4.375% 2009	3,500	3,608
2.35%-5.25% 2008-2009 (1)	11,000	11,161	2.59
Federal Agricultural Mortgage Corp. 5.50% 2011 (2)	4,000	4,294.75
		130,987	22.98

Mortgage-backed obligations (3) - 19.73%
Fannie Mae:
4.50% 2020	5,931	5,964
4.50% 2020	5,009	5,037
4.50% 2021	5,000	5,007
5.492% 2038 (1)	5,700	5,859
4.50%-6.808% 2022-2037 (1)	4,113	4,226	4.58
Freddie Mac 5.488%-6.354% 2037-2038 (1)	14,001	14,407	2.53
J.P. Morgan Chase Commercial Mortgage Securities Corp. 4.184%-5.317% 2037-2042 (1)	9,620	9,342	1.64
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.255% 2046 (1)	4,234	4,063.71
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 3.504% 2018 (1) (2)	4,000	4,011.70
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.102% 2047 (1) (4)	3,751	3,641.64
Other securities		50,857	8.93
		112,414	19.73

Asset-backed obligations (3) - 18.63%
Triad Automobile Receivables Trust:
Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	4,000	3,761
4.42%-5.26% 2011-2013	3,854	3,781	1.32
Washington Mutual Master Note Trust:
Series 2007-A4A, Class A-4, 5.20% 2014 (2)	4,000	3,887
3.151%-3.171% 2013-2015 (1) (2)	3,500	3,290	1.26
American Express Credit Account Master Trust:
Series 2008-1, Class A, 3.571% 2013 (1)	5,000	4,972
3.161% 2013 (1)	2,100	2,064	1.23
CarMax Auto Owner Trust:
Series 2007-2, Class A-4, 5.27% 2012	5,000	4,943
5.19% 2011	2,000	1,997	1.22
PG&E Energy Recovery Funding LLC 3.87%-5.03% 2011-2014	6,766	6,894	1.21
Chase Issuance Trust, Series 2007-A9, Class A, 3.151% 2014 (1)	6,000	5,802	1.02
Other securities		64,770	11.37
		106,161	18.63

Corporate bonds & notes - 12.04%
Financials - 7.15%
JPMorgan Chase & Co. 5.60% 2011	2,000	2,107
JPMorgan Chase Bank & Co. 5.375% 2012	2,000	2,103.74
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,140.73
Bank of America Corp. 5.375% 2012	2,500	2,627.46
Other securities		29,758	5.22
		40,735	7.15

Telecommunication services - 1.30%
AT&T Inc. 4.95% 2013	3,500	3,609.63
Other securities		3,799.67
		7,408	1.30

Utilities - 0.87%
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,892.68
Other securities		1,050.19
		4,942.87

Industrials - 0.72%
Honeywell International Inc. 4.25% 2013	2,000	2,034.36
Other securities		2,084.36
		4,118.72

Consumer discretionary - 0.72%
Walt Disney Co. 4.70% 2012	1,500	1,557.27
Other securities		2,546.45
		4,103.72

Health care - 0.56%
AstraZeneca PLC 5.40% 2012	3,000	3,210.56

Other corporate bonds & notes - 0.72%
E.I. du Pont de Nemours and Co. 5.00% 2013	910	957.17
Other securities		3,150.55
		4,107.72

Total corporate bonds & notes		68,623	12.04

Total bonds & notes (cost: $416,143,000)		418,185	73.38

	Principal amount (000)	Market value (000)	Percent of net assets

Short-term securities - 25.75%

Genentech, Inc. 2.90% due 3/11/2008 (2)	12,400	12,389	2.17
U.S. Treasury Bills 3.245%-3.535% due 5/1-5/22/2008 (5)	11,700	11,656	2.05
E.I. duPont de Nemours and Co. 2.85% due 3/27/2008 (2)	10,700	10,677	1.87
Hewlett-Packard Co. 2.84%-3.02% due 3/26-4/4/2008 (2)	10,600	10,576	1.86
Procter & Gamble International Funding S.C.A. 3.75% due 3/10/2008 (2)	10,200	10,189	1.79
Wal-Mart Stores Inc. 3.10% due 3/18/2008 (2)	10,000	9,985	1.75
Ranger Funding Co. LLC 3.82% due 4/11/2008 (2)	10,000	9,959	1.75
AstraZeneca PLC 2.82% due 6/10/2008 (2)	10,000	9,914	1.74
Swedbank Mortgage AB 3.05% due 4/8/2008	8,000	7,974	1.40
FCAR Owner Trust II 3.26% due 4/17/2008	8,000	7,963	1.40
CBA (Delaware) Finance Inc. 4.60% due 4/7/2008	7,900	7,875	1.38
Walt Disney Co. 2.76% due 4/23/2008	5,635	5,609.98
United Parcel Service Inc. 4.27% due 5/29/2008 (2)	5,000	4,962.87
Medtronic Inc. 2.80% due 4/10/2008 (2)	4,900	4,883.86
Federal Home Loan Bank 2.71% due 4/4/2008	4,700	4,688.82
Honeywell International Inc. 2.83% due 3/20/2008 (2)	4,000	3,994.70
Coca-Cola Co. 3.98% due 4/3/2008 (2)	3,700	3,689.65
Electricité de France 4.32% due 3/10/2008	3,600	3,596.63
Jupiter Securitization Co., LLC 3.20% due 3/3/2008 (2)	2,700	2,699.47
Other securities		3,493.61

Total short-term securities (cost: $146,706,000)		146,770	25.75

Total investment securities (cost: $562,849,000)		564,955	99.13
Other assets less liabilities		4,941.87

Net assets		$569,896	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $132,875,000, which represented 23.32% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $16,934,000.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 29, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $562,849)		$564,955
Cash		174
Receivables for:
Sales of investments	$688
Sales of fund's shares	8,599
Interest	3,255	12,542
		577,671
Liabilities:
Payables for:
Purchases of investments	4,993
Repurchases of fund's shares	2,161
Dividends on fund's shares	261
Investment advisory services	137
Services provided by affiliates	213
Directors' deferred compensation	10	7,775
Net assets at February 29, 2008		$569,896

Net assets consist of:
Capital paid in on shares of capital stock		$567,753
Undistributed net investment income		5
Undistributed net realized gain		32
Net unrealized appreciation		2,106
Net assets at February 29, 2008		$569,896

Total authorized capital stock - 200,000 shares, $.001 par value (56,569 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$456,225	45,286	$10.07
Class B	12,119	1,203	10.07
Class C	28,566	2,836	10.07
Class F	40,203	3,991	10.07
Class 529-A	13,559	1,346	10.07
Class 529-B	742	74	10.07
Class 529-C	2,609	259	10.07
Class 529-E	574	57	10.07
Class 529-F	1,948	193	10.07
Class R-1	780	77	10.07
Class R-2	2,211	219	10.07
Class R-3	2,572	255	10.07
Class R-4	105	10	10.07
Class R-5	7,683	763	10.07
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $10.33 each.

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended February 29, 2008	(dollars in thousands)

Investment income:
Income:
Interest			$9,581

Fees and expenses(*):
Investment advisory services	$696
Distribution services	578
Transfer agent services	82
Administrative services	45
Reports to shareholders	16
Registration statement and prospectus	143
Postage, stationery and supplies	9
Directors' compensation	21
Auditing and legal	29
Custodian	1
State and local taxes	3
Other	20
Total fees and expenses before reimbursements/waivers	1,643
Less reimbursements/waivers of fees and expenses:
Investment advisory services	70
Administrative services	1
Other	217
Total fees and expenses after reimbursements/waivers			1,355
Net investment income			8,226

Net realized gain and unrealized
appreciation on investments:
Net realized gain on investments			53
Net unrealized appreciation on investments			2,415
Net realized gain and
unrealized appreciation on investments			2,468
Net increase in net assets resulting from operations			$10,694

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months		For the period
	ended February 29,		October 2, 2006†
	2008	*	to August 31, 2007
Operations:
Net investment income	$8,226		$5,671
Net realized gain (loss) on investments	53		(28)
Net unrealized appreciation (depreciation) on investments	2,415		(309)
Net increase in net assets resulting from operations	10,694		5,334

Dividends paid or accrued to
shareholders from net investment income	(8,300)		(5,584)

Net capital share transactions	272,928		294,824

Total increase in net assets	275,322		294,574

Net assets:
Beginning of period	294,574		-
End of period (including undistributed
net investment income: $5 and $79, respectively)	$569,896		$294,574

*Unaudited.
†Commencement of operations.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                 unaudited

1. Organization and significant accounting policies

Organization – Short-Term Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital through a portfolio of high-quality debt securities with a dollar-weighted average maturity no greater than three years.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund commenced operations on October 2, 2006; therefore, the fund’s only tax year, 2007, remains open for U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2007, the fund had tax basis undistributed ordinary income of $167,000 and capital loss deferrals (realized during the period November 1, 2006, through August 31, 2007) of $9,000.

As of February 29, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$7,867
Gross unrealized depreciation on investment securities	(5,773)
Net unrealized appreciation on investment securities	2,094
Cost of investment securities	562,861

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended February 29, 2008	For the period October 2, 2006 (*) to August 31, 2007
Class A	$6,785	$4,809
Class B	119	46
Class C	272	116
Class F	605	270
Class 529-A	219	146
Class 529-B	7	4
Class 529-C	30	19
Class 529-E	10	5
Class 529-F	30	12
Class R-1	16	30
Class R-2	30	6
Class R-3	47	21
Class R-4	1	1
Class R-5	129	99
Total	$8,300	$5,584

(*) Commencement of operations.

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.36% on the first $500 million of daily net assets and decreasing to 0.26% on such assets in excess of $2.5 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 29, 2008, total investment advisory services fees waived by CRMC were $70,000. As a result, the fee shown on the accompanying financial statements of $696,000, which was equivalent to an annualized rate of 0.360%, was reduced to $626,000, or 0.324% of average daily net assets.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. For the six months ended February 29, 2008, the total fees and expenses reimbursed by CRMC were $217,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 29, 2008, unreimbursed expenses subject to reimbursement totaled $1,162,000 and $11,000 for Class A and 529-A, respectively.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 29, 2008, the total administrative services fees paid by CRMC were $1,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 29, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$389	$81	Not applicable	Not applicable	Not applicable
Class B	33	1	Not applicable	Not applicable	Not applicable
Class C	78	Included in administrative services	$7	$1	Not applicable
Class F	35		12	3	Not applicable
Class 529-A	13		4	-*	$5
Class 529-B	2		-*	-*	-*
Class 529-C	9		1	-*	1
Class 529-E	1		-*	-*	1
Class 529-F	-		-*	-*	-*
Class R-1	5		-*	-*	Not applicable
Class R-2	7		1	3	Not applicable
Class R-3	6		1	2	Not applicable
Class R-4	-*		-*	-*	Not applicable
Class R-5	Not applicable		3	-*	Not applicable
Total	$578	$82	$29	$9	$7
*Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2006, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $21,000, shown on the accompanying financial statements, consists of only current fees paid in cash or deferred.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends			Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended February 29, 2008
Class A	$326,730	32,444	$5,835	581		$(117,183)	(11,654)	$215,382	21,371
Class B	9,471	938	103	10		(2,121)	(211)	7,453	737
Class C	24,482	2,428	247	24		(4,492)	(447)	20,237	2,005
Class F	33,066	3,284	452	45		(15,777)	(1,566)	17,741	1,763
Class 529-A	6,526	648	218	22		(1,373)	(136)	5,371	534
Class 529-B	531	53	7	1		(20)	(2)	518	52
Class 529-C	1,365	135	30	3		(154)	(15)	1,241	123
Class 529-E	176	17	10	1		(20)	(2)	166	16
Class 529-F	1,140	113	29	3		(102)	(10)	1,067	106
Class R-1	1,287	127	11	1		(2,916)	(291)	(1,618)	(163)
Class R-2	1,758	175	30	3		(621)	(62)	1,167	116
Class R-3	3,391	337	47	5		(2,553)	(254)	885	88
Class R-4	61	6	1	-	(2)	(10)	(1)	52	5
Class R-5	4,166	413	111	11		(1,011)	(101)	3,266	323
Total net increase
(decrease)	$414,150	41,118	$7,131	710		$(148,353)	(14,752)	$272,928	27,076

For the period October 2, 2006(3) to August 31, 2007
Class A	$339,579	33,979	$3,921	393		$(104,431)	(10,457)	$239,069	23,915
Class B	5,577	558	40	4		(959)	(96)	4,658	466
Class C	12,203	1,221	105	11		(4,002)	(401)	8,306	831
Class F	26,912	2,693	201	20		(4,845)	(485)	22,268	2,228
Class 529-A	9,301	931	145	14		(1,331)	(133)	8,115	812
Class 529-B	232	23	4	-	(2)	(13)	(1)	223	22
Class 529-C	1,419	142	19	2		(79)	(8)	1,359	136
Class 529-E	520	52	5	1		(121)	(12)	404	41
Class 529-F	864	87	12	1		(5)	(1)	871	87
Class R-1	3,846	384	29	3		(1,461)	(147)	2,414	240
Class R-2	1,063	106	5	1		(37)	(4)	1,031	103
Class R-3	2,354	236	21	2		(708)	(71)	1,667	167
Class R-4	137	14	1	-	(2)	(86)	(9)	52	5
Class R-5	6,366	638	93	9		(2,072)	(207)	4,387	440
Total net increase
(decrease)	$410,373	41,064	$4,601	461		$(120,150)	(12,032)	$294,824	29,493

(1) Includes exchanges between share classes of the fund.
(2) Amount less than one thousand.
(3) Commencement of operations.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $227,679,000 and $36,034,000, respectively, during the six months ended February 29, 2008.

Financial highlights (1)

			Income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements /waivers (5)	Ratio of expenses to average net assets after reimbursements /waivers (4) (5)	Ratio of net income to average net assets (4) (5)
Class A:
Six months ended 2/29/2008	(6)	$9.99	$.21	$.09	$.30	$(.22)	$10.07	3.04%	$456,225	.79%	.64%	4.32%
Period from 10/2/2006 to 8/31/2007		10.00	.41	(.01)	.40	(.41)	9.99	4.04	238,855	.77	.64	4.57
Class B:
Six months ended 2/29/2008	(6)	9.99	.17	.09	.26	(.18)	10.07	2.67	12,119	1.51	1.36	3.55
Period from 11/6/2006 to 8/31/2007		10.00	.31	(.02)	.29	(.30)	9.99	2.98	4,654	1.47	1.36	3.86
Class C:
Six months ended 2/29/2008	(6)	9.99	.17	.09	.26	(.18)	10.07	2.64	28,566	1.58	1.43	3.45
Period from 11/6/2006 to 8/31/2007		10.00	.31	(.02)	.29	(.30)	9.99	2.92	8,295	1.56	1.44	3.78
Class F:
Six months ended 2/29/2008	(6)	9.99	.21	.09	.30	(.22)	10.07	3.02	40,203	.83	.68	4.27
Period from 11/1/2006 to 8/31/2007		10.02	.37	(.04)	.33	(.36)	9.99	3.36	22,256	.80	.67	4.56
Class 529-A:
Six months ended 2/29/2008	(6)	9.99	.20	.09	.29	(.21)	10.07	2.97	13,559	.92	.77	4.20
Period from 11/3/2006 to 8/31/2007		10.00	.36	(.02)	.34	(.35)	9.99	3.51	8,112	.90	.78	4.44
Class 529-B:
Six months ended 2/29/2008	(6)	9.99	.17	.09	.26	(.18)	10.07	2.59	742	1.67	1.52	3.38
Period from 11/2/2006 to 8/31/2007		10.02	.30	(.04)	.26	(.29)	9.99	2.67	223	1.66	1.54	3.66
Class 529-C:
Six months ended 2/29/2008	(6)	9.99	.17	.09	.26	(.18)	10.07	2.59	2,609	1.66	1.51	3.44
Period from 11/3/2006 to 8/31/2007		10.00	.30	(.02)	.28	(.29)	9.99	2.87	1,358	1.64	1.52	3.71
Class 529-E:
Six months ended 2/29/2008	(6)	9.99	.19	.09	.28	(.20)	10.07	2.85	574	1.15	1.00	3.99
Period from 12/1/2006 to 8/31/2007		10.03	.31	(.04)	.27	(.31)	9.99	2.70	404	1.14	1.02	4.22
Class 529-F:
Six months ended 2/29/2008	(6)	9.99	.22	.09	.31	(.23)	10.07	3.11	1,948	.63	.49	4.43
Period from 11/16/2006 to 8/31/2007		10.00	.37	(.02)	.35	(.36)	9.99	3.59	872	.59	.49	4.76
Class R-1:
Six months ended 2/29/2008	(6)	9.99	.17	.09	.26	(.18)	10.07	2.61	780	1.56	1.45	3.52
Period from 12/26/2006 to 8/31/2007		10.01	.26	(.03)	.23	(.25)	9.99	2.36	2,402	1.56	1.40	3.84
Class R-2:
Six months ended 2/29/2008	(6)	9.99	.17	.09	.26	(.18)	10.07	2.63	2,211	1.73	1.45	3.49
Period from 12/8/2006 to 8/31/2007		10.01	.27	(.02)	.25	(.27)	9.99	2.54	1,032	2.10	1.42	3.82
Class R-3:
Six months ended 2/29/2008	(6)	9.99	.19	.09	.28	(.20)	10.07	2.82	2,572	1.20	1.07	3.86
Period from 11/22/2006 to 8/31/2007		10.01	.31	(.02)	.29	(.31)	9.99	2.92	1,669	1.17	1.06	4.18
Class R-4:
Six months ended 2/29/2008	(6)	9.99	.21	.09	.30	(.22)	10.07	3.01	105	1.04	.71	4.30
Period from 1/3/2007 to 8/31/2007		10.00	.30	(.01)	.29	(.30)	9.99	2.90	52	.94	.66	4.53
Class R-5:
Six months ended 2/29/2008	(6)	9.99	.22	.09	.31	(.23)	10.07	3.14	7,683	.60	.44	4.52
Period from 1/4/2007 to 8/31/2007		10.01	.31	(.02)	.29	(.31)	9.99	2.94	4,390	.56	.42	4.83

	Six months ended
	February 29,	For the period
	2008(6)	10/2/2006 (7) to 8/31/2007

Portfolio turnover rate for all classes of shares	12%	15%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses for all share classes. In addition, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Annualized.
(6) Unaudited.
(7) Commencement of operations.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007, through February 29, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2007	Ending account value 2/29/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,030.39	$3.23	.64%
Class A -- assumed 5% return	1,000.00	1,021.68	3.22	.64
Class B -- actual return	1,000.00	1,026.71	6.85	1.36
Class B -- assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class C -- actual return	1,000.00	1,026.35	7.20	1.43
Class C -- assumed 5% return	1,000.00	1,017.75	7.17	1.43
Class F -- actual return	1,000.00	1,030.17	3.43	.68
Class F -- assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 529-A -- actual return	1,000.00	1,029.74	3.89	.77
Class 529-A -- assumed 5% return	1,000.00	1,021.03	3.87	.77
Class 529-B -- actual return	1,000.00	1,025.89	7.66	1.52
Class 529-B -- assumed 5% return	1,000.00	1,017.30	7.62	1.52
Class 529-C -- actual return	1,000.00	1,025.92	7.61	1.51
Class 529-C -- assumed 5% return	1,000.00	1,017.35	7.57	1.51
Class 529-E -- actual return	1,000.00	1,028.54	5.04	1.00
Class 529-E -- assumed 5% return	1,000.00	1,019.89	5.02	1.00
Class 529-F -- actual return	1,000.00	1,031.15	2.47	.49
Class 529-F -- assumed 5% return	1,000.00	1,022.43	2.46	.49
Class R-1 -- actual return	1,000.00	1,026.09	7.30	1.45
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.27	1.45
Class R-2 -- actual return	1,000.00	1,026.29	7.31	1.45
Class R-2 -- assumed 5% return	1,000.00	1,017.65	7.27	1.45
Class R-3 -- actual return	1,000.00	1,028.20	5.40	1.07
Class R-3 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07
Class R-4 -- actual return	1,000.00	1,030.07	3.58	.71
Class R-4 -- assumed 5% return	1,000.00	1,021.33	3.57	.71
Class R-5 -- actual return	1,000.00	1,031.40	2.22	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.68	2.21	.44

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2008. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income consistent with its stated maturity and quality standards and preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the 10% advisory fee waiver in effect since the fund’s inception. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2008
(the most recent calendar quarter-end):

			Life
	1 year	5 years	of class
Class B shares — first sold 11/6/06
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–1.06%	—	1.04%
Not reflecting CDSC	3.94	—	3.87

Class C shares — first sold 11/6/06
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	2.88	—	3.80
Not reflecting CDSC	3.88	—	3.80

Class F shares* — first sold 11/1/06
Not reflecting annual asset-based fee charged
by sponsoring firm	4.65	—	4.39

Class 529-A shares† — first sold 11/3/06
Reflecting 2.50% maximum sales charge	1.95	—	2.62
Not reflecting maximum sales charge	4.56	—	4.48

Class 529-B shares† — first sold 11/2/06
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–1.22	—	0.73
Not reflecting CDSC	3.78	—	3.55

Class 529-C shares† — first sold 11/3/06
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	2.79	—	3.71
Not reflecting CDSC	3.79	—	3.71

Class 529-E shares*† — first sold 12/1/06	4.32	—	4.03

Class 529-F shares*† — first sold 11/16/06
Not reflecting annual asset-based fee charged
by sponsoring firm	4.85	—	4.78

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser began waiving 10% of its management fees on October 2, 2006, and reimbursed other fees and expenses. Fund results shown reflect actual expenses, with the waiver and reimbursement applied. Fund results would have been lower without the waiver and reimbursement. Please see the Financial Highlights table on pages 18 to 21 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and of the
investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 29, 2008, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
>	Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-948-0408P

Litho in USA CGD/IMS/9791-S9836

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Short-Term Bond Fund of AmericaSM
Investment portfolio

February 29, 2008
 unaudited

Bonds & notes — 73.38%	Principal amount (000)	Market value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 22.98%
U.S. Treasury 4.75% 2008	$5,000	$5,123
U.S. Treasury 5.625% 2008	1,000	1,007
U.S. Treasury 3.50% 2009	1,000	1,033
U.S. Treasury 4.875% 2009	2,000	2,078
U.S. Treasury 6.00% 2009	4,000	4,253
U.S. Treasury 4.75% 2010	2,500	2,649
U.S. Treasury 5.75% 2010	3,000	3,289
U.S. Treasury 6.50% 2010	5,000	5,463
U.S. Treasury 4.625% 2011	5,500	6,000
U.S. Treasury 4.875% 2011	5,000	5,448
U.S. Treasury 3.875% 2012	5,000	5,313
U.S. Treasury 4.25% 2012	6,000	6,473
U.S. Treasury 4.625% 2012	2,000	2,183
U.S. Treasury 3.875% 2013	3,500	3,723
U.S. Treasury 12.00% 2013	1,000	1,047
U.S. Treasury 13.25% 2014	1,000	1,140
Fannie Mae 3.10% 2008	500	501
Fannie Mae 4.40% 2008	1,500	1,512
Fannie Mae 7.125% 2010	5,000	5,520
Fannie Mae 5.50% 2011	2,000	2,161
Fannie Mae 6.00% 2011	7,000	7,682
Fannie Mae 6.125% 2012	7,000	7,801
Fannie Mae 3.625% 2013	1,000	1,013
Fannie Mae 4.625% 2013	3,000	3,119
Freddie Mac 4.875% 2008	2,000	2,026
Freddie Mac 4.90% 2008	3,000	3,050
Freddie Mac 5.25% 2009	4,000	4,147
Freddie Mac 5.25% 2011	7,000	7,533
Freddie Mac 5.875% 2011	4,000	4,327
Freddie Mac 4.75% 2012	5,000	5,310
Federal Home Loan Bank 2.35% 2008[1]	2,000	2,000
Federal Home Loan Bank 4.00% 2008	3,000	3,002
Federal Home Loan Bank 3.50% 2009	3,000	3,034
Federal Home Loan Bank 4.375% 2009	3,500	3,608
Federal Home Loan Bank 5.25% 2009	3,000	3,125
Federal Agricultural Mortgage Corp. 5.50% 2011[2]	4,000	4,294
		130,987

MORTGAGE-BACKED OBLIGATIONS[3] — 19.73%
Fannie Mae 4.50% 2020	5,931	5,964
Fannie Mae 4.50% 2020	5,009	5,037
Fannie Mae 4.50% 2021	5,000	5,007
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	857	860
Fannie Mae 6.173% 2037[1]	1,918	1,980
Fannie Mae 6.808% 2037[1]	1,338	1,386
Fannie Mae 5.492% 2038[1]	5,700	5,859
Freddie Mac 5.488% 2037[1]	2,977	3,048
Freddie Mac 5.686% 2037[1]	2,999	3,072
Freddie Mac 5.732% 2037[1]	2,266	2,340
Freddie Mac 5.889% 2037[1]	697	718
Freddie Mac 6.23% 2037[1]	3,155	3,259
Freddie Mac 6.354% 2037[1]	1,615	1,670
Freddie Mac 5.611% 2038[1]	292	300
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	989
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	592	582
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,764
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	988
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[1]	1,731	1,681
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	1,000	992
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	2,346
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	664	659
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 2042[1]	1,550	1,519
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[1]	2,700	2,684
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	876	868
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.072% 2036[1]	1,905	1,917
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.347% 2037[1]	1,877	1,858
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	1,422	1,399
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 2042[1]	1,000	952
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	1,747	1,740
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	1,213	1,190
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	919	911
Wells Fargo Mortgage-backed Securities Trust, Series 2004-H, Class A-1, 4.527% 2034[1]	2,010	1,967
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.255% 2046[1]	4,234	4,063
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 3.504% 2018[1,2]	4,000	4,011
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 2036[1]	473	478
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 3-A-1, 5.936% 2036[1,4]	2,695	2,606
J.P. Morgan Alternative Loan Trust, Series 2006-A3, Class 2-A-1, 6.067% 2036[1]	941	876
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	243	241
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.102% 2047[1,4]	3,751	3,641
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	500	493
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[1]	590	580
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	2,000	1,955
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	2,000	2,003
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-1, 4.446% 2042	66	67
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	500	493
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[1]	440	434
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	662	666
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,015	1,038
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	1,300	1,271
Residential Funding Mortgage Securities I, Inc., Series 2003-S16, Class A-3, 5.00% 2018	823	815
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	1,793	1,767
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	750	742
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	1,000	983
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	1,659	1,646
Nationwide Building Society, Series 2007-2, 5.50% 2012[2]	1,500	1,629
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	1,000	976
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	48	47
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	300	300
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	264	260
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,375	1,331
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 4.948% 2035[1,4]	1,477	1,108
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.454% 2019[1,2,4]	1,090	1,035
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037[4]	1,203	1,022
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class III-A-1, 5.822% 2036[1,4]	1,195	1,016
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	955
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4, Class I-A-10, 6.25% 2037[4]	902	884
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	808	801
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	809	791
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	580	568
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	505	498
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.989% 2036[1]	442	436
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.122% 2033[1]	384	382
		112,414

ASSET-BACKED OBLIGATIONS[3] — 18.63%
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	1,379	1,349
Triad Automobile Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.42% 2013	2,475	2,432
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	4,000	3,761
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 3.151% 2013[1,2]	1,500	1,430
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[2]	4,000	3,887
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 3.171% 2015[1,2]	2,000	1,860
American Express Credit Account Master Trust, Series 2005-5, Class A, 3.161% 2013[1]	2,100	2,064
American Express Credit Account Master Trust, Series 2008-1, Class A, 3.571% 2013[1]	5,000	4,972
CarMax Auto Owner Trust, Series 2007-3, Class A-3a, 5.19% 2011	2,000	1,997
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	4,943
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,128	2,139
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	1,303	1,316
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	360	366
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	975	995
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	2,000	2,078
Chase Issuance Trust, Series 2007-A9, Class A, 3.151% 2014[1]	6,000	5,802
Citibank Credit Card Issuance Trust, Class 2001-A7, 3.20% 2013[1]	2,000	1,952
Citibank Credit Card Issuance Trust, Class 2007-A7, 3.464% 2014[1]	3,000	2,935
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[1,4]	1,500	1,050
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	2,809	2,743
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[2]	1,658	1,671
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	2,000	2,048
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,500	3,510
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	2,000	1,996
Capital One Multi-asset Execution Trust, Series 2005-8, Class A, 4.40% 2011	500	503
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	842
CPS Auto Receivables Trust, Series 2006-D, Class A-2, FSA insured, 5.318% 2010[2]	988	987
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[2]	1,500	1,361
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[2]	1,000	980
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,500	3,211
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-2, 3.78% 2010	864	865
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	2,225	2,268
BA Credit Card Trust, Series 2008-1, Class A-1, 3.893% 2013[1,2]	2,000	1,988
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	900	927
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	1,250	1,278
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	1,500	1,526
AmeriCredit Automobile Receivables Trust, Series 2004-C-A, Class A-4, AMBAC insured, 3.61% 2011	139	132
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	1,500	1,256
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	975
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[2]	2,209	2,243
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	2,000	2,131
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	2,000	2,040
BMW Vehicle Lease Trust, Series 2007-1, Class A-3B, 3.361% 2013[1]	2,000	1,973
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 3.271% 2014[1]	2,000	1,947
CWABS, Inc., Series 2006-24, Class 2-A-3, 3.285% 2037[1,4]	2,000	1,686
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[1]	1,606	1,611
Consumer Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,500	1,584
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[2]	1,500	1,497
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,493
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 2035[1]	137	135
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-2A, 3.285% 2036[1]	1,500	1,352
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	1,500	1,423
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	1,149	1,096
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	1,000	1,020
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020[4]	1,000	990
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[1]	866	851
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1,4]	1,500	775
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.472% 2036[1,4]	1,110	611
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[2]	507	509
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 3.385% 2036[1]	400	390
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	210	218
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	219	191
		106,161

CORPORATE BONDS & NOTES — 12.04%
Financials — 7.15%
Wells Fargo & Co. 5.25% 2012	2,000	2,103
Wells Fargo & Co. 4.375% 2013	3,500	3,543
JPMorgan Chase & Co. 5.60% 2011	2,000	2,107
JPMorgan Chase Bank & Co. 5.375% 2012	2,000	2,103
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,140
New York Life Global Funding 5.25% 2012[2]	2,500	2,633
Bank of America Corp. 5.375% 2012	2,500	2,627
American Express Co. 4.75% 2009	1,500	1,506
American Express Centurion Bank 5.55% 2012	1,000	1,042
Prudential Financial, Inc., Series D, 5.10% 2011	1,000	1,045
Prudential Financial, Inc., Series D, 5.15% 2013	1,000	1,022
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	2,003
Jackson National Life Global 4.205% 2009[1,2]	2,000	1,997
Allstate Life Global Funding Trust, Series 2008-1, 3.69% 2010[1]	2,000	1,983
Hartford Life Insurance Co. 4.358% 2012[1]	2,000	1,976
Wachovia Bank NA 3.362% 2009[1]	1,500	1,477
Northern Trust Corp. 5.20% 2012	1,000	1,055
Morgan Stanley, Series F, 5.75% 2012	1,000	1,039
Lincoln National Corp. 5.65% 2012	1,000	1,025
Abbey National PLC 6.70% (undated)[1]	1,025	978
Lehman Brothers Holdings Inc., Series I, 3.17% 2009[1]	1,000	963
Marshall & Ilsley Corp. 5.401% 2012[1]	1,000	934
Merrill Lynch & Co., Inc., Series C, 5.371% 2012[1]	1,000	924
Citigroup Inc. 5.30% 2012[4]	500	510
		40,735

Telecommunication services — 1.30%
AT&T Inc. 4.95% 2013	3,500	3,609
Singapore Telecommunications Ltd. 6.375% 2011[2]	2,500	2,708
Verizon Global Funding Corp. 7.25% 2010	1,000	1,091
		7,408

Utilities — 0.87%
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,892
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,050
		4,942

Industrials — 0.72%
Caterpillar Financial Services Corp., Series F, 4.85% 2012	2,000	2,084
Honeywell International Inc. 4.25% 2013	2,000	2,034
		4,118

Consumer discretionary — 0.72%
McDonald’s Corp. 4.30% 2013	2,500	2,546
Walt Disney Co. 4.70% 2012	1,500	1,557
		4,103

Health care — 0.56%
AstraZeneca PLC 5.40% 2012	3,000	3,210

Consumer staples — 0.37%
PepsiCo, Inc. 4.65% 2013	2,000	2,099

Information technology — 0.18%
Cisco Systems, Inc. 5.25% 2011	1,000	1,051

Materials — 0.17%
E.I. du Pont de Nemours and Co. 5.00% 2013	910	957

Total corporate bonds & notes		68,623

Total bonds & notes (cost: $416,143,000)		418,185

Short-term securities — 25.75%

Genentech, Inc. 2.90% due 3/11/2008[2]	12,400	12,389
U.S. Treasury Bills 3.245%–3.535% due 5/1–5/22/2008[5]	11,700	11,656
E.I. duPont de Nemours and Co. 2.85% due 3/27/2008[2]	10,700	10,677
Hewlett-Packard Co. 2.84%–3.02% due 3/26–4/4/2008[2]	10,600	10,576
Procter & Gamble International Funding S.C.A. 3.75% due 3/10/2008[2]	10,200	10,189
Wal-Mart Stores Inc. 3.10% due 3/18/2008[2]	10,000	9,985
Ranger Funding Co. LLC 3.82% due 4/11/2008[2]	10,000	9,959
AstraZeneca PLC 2.82% due 6/10/2008[2]	10,000	9,914
Swedbank Mortgage AB 3.05% due 4/8/2008	8,000	7,974
FCAR Owner Trust II 3.26% due 4/17/2008	8,000	7,963
CBA (Delaware) Finance Inc. 4.60% due 4/7/2008	7,900	7,875
Walt Disney Co. 2.76% due 4/23/2008	5,635	5,609
United Parcel Service Inc. 4.27% due 5/29/2008[2]	5,000	4,962
Medtronic Inc. 2.80% due 4/10/2008[2]	4,900	4,883
Federal Home Loan Bank 2.71% due 4/4/2008	4,700	4,688
Honeywell International Inc. 2.83% due 3/20/2008[2]	4,000	3,994
Coca-Cola Co. 3.98% due 4/3/2008[2]	3,700	3,689
Electricité de France 4.32% due 3/10/2008	3,600	3,596
Swedish Export Credit Corp. 2.82% due 3/25/2008	3,500	3,493
Jupiter Securitization Co., LLC 3.20% due 3/3/2008[2]	2,700	2,699

Total short-term securities (cost: $146,706,000)		146,770

Total investment securities (cost: $562,849,000)		564,955
Other assets less liabilities		4,941

Net assets		$569,896

[1]	Coupon rate may change periodically.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $132,875,000, which represented 23.32% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $16,934,000.
[5]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-948-04080-S11549

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: May 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: May 8, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 8, 2008